Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Dividend Growth Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	trpdgfi_SupplementTextBlock	T. Rowe Price Dividend Growth Fund

T. Rowe Price Dividend Growth Fund–Advisor Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Dividend Growth Fund (fund) and its Advisor Class. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.”
The Board proposes that the fund’s investment objective be changed to the following:
“The fund seeks dividend income and long-term capital growth primarily through investments in stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that are expected to increase their dividends over time and also provide long-term appreciation. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 65% of its total assets in stocks with an emphasis on stocks issued by companies that have shown a strong track record of paying dividends or are expected to increase their dividends over time.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.

T. Rowe Price Dividend Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpdgfi_SupplementTextBlock	T. Rowe Price Dividend Growth Fund

T. Rowe Price Dividend Growth Fund–Advisor Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Directors approved a proposed amendment to the investment objective for the T. Rowe Price Dividend Growth Fund (fund) and its Advisor Class. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal were mailed to shareholders beginning on August 2, 2013. All fund shareholders of record at the close of business on July 24, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:

“The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.”
The Board proposes that the fund’s investment objective be changed to the following:
“The fund seeks dividend income and long-term capital growth primarily through investments in stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that are expected to increase their dividends over time and also provide long-term appreciation. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 65% of its total assets in stocks with an emphasis on stocks issued by companies that have shown a strong track record of paying dividends or are expected to increase their dividends over time.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.